Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30, 2025	June 30, 2024	June 30, 2023
Year-end spot rate	US$1=HK$7.85	US$1=HK$7.81	US$1=HK$7.83
	US$1=SG$1.28	N/A	N/A
	US$1=AUD1.54	N/A	N/A
Average rate	US$1=HK$7.79	US$1=HK$7.82	US$1=HK$7.84
	US$1=SG$1.33	N/A	N/A
	US$1=AUD1.54	N/A	N/A

Schedule of Measured Fair Value by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of June 30, 2025:

	Fair value measurement
		Quoted prices in active markets for identical assets and liabilities	Significant other observable inputs	Significant unobservable inputs
Assets:	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair value	$486,696	$486,696	$—	$—

Liabilities:
Contingent consideration payable	$29,633,064	$—	$—	$29,633,064

Schedule of Depreciation and Amortization are Provided for on a Straight-Line Basis Over the Estimated Useful Lives of the Related Assets

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixtures	5 years
Motor vehicles	3.33 years
Electronic equipment	3 – 5 years
Leasehold improvements	2 – 3 years